Costs - Detailed Information of Inventory Costs (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of details of inventory costs [abstract]
Inventories at beginning of year		$ 80,479	$ 53,324	$ 27,149
Purchases		170,616	190,601	124,279
Production costs	[1]	442,264	378,281	234,340
Translation effect		32,427	33,385	26,514
Inventories incorporated by business combination	[2]			445
Adjustment for inflation	[3]	563	496	167
Inventories at end of the year		(100,137)	(80,479)	(53,324)
Total		$ 626,212	$ 575,608	$ 359,570

[1]	See Note 25.
[2]	See Note 3.
[3]	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.